Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities - Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Line Items]
Loss before income tax expense for the year	$ (3,304,359)	$ (1,685,644)	$ (3,546,195)	$ (3,506,220)
Adjustments for:
Depreciation and amortisation			1,211,896	1,226,491
Gain on loan modification				(222,681)
Foreign exchange differences				(51,795)
Interest expense			599,494	403,107
Change in operating and assets and liabilities:
(Increase) in other debtors – research & development refund				(38,522)
(Increase) / decrease in GST receivable			(31,441)	18,154
Increase/(decrease) in GST payable			(23,155)	23,155
(Increase) in accounts receivables			119,774	(303)
(Increase) / decrease in inventory			95,201
(Increase) / decrease in prepayments and other assets			40,893	94,958
Increase/(decrease) in deferred revenue			40,000	(34,406)
Increase in payroll liabilities			395,385	3,669
Increase in provision for employee leave			40,606	38,265
Increase in trade payables and accruals			(12,929)	275,693
Net cash used in operating activities	(3,594,665)	$ (429,172)	(1,070,471)	(1,770,435)
Cash on hand				4,708
Cash at Bank	$ 3,046,602		24,522	394,516
Cash and cash equivalents			24,552	399,224
Gelteq [Member]
Change in operating and assets and liabilities:
Cash at Bank			24,552	389,625
Nutrigel Unit Trust [Member]
Change in operating and assets and liabilities:
Cash at Bank				4,891
Sport Supplements Pty Ltd [Member]
Change in operating and assets and liabilities:
Cash at Bank